COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under these lease agreements are as follows for the fiscal years ended:
2016	$27,000
2017	27,000
2018	27,000
2019	17,000
$98,000

Schedule Of Future Minimum Rental Payments Receivables From Operating Leases [Table Text Block]	Future minimum lease payments under these lease agreements are as follows for the fiscal years ended:
2015	$10,000
2016	10,000
2017	1,000
$21,000